Business Combination - Schedule of Cash Outflows as a Result of Acquisition (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Mar. 31, 2018
SG Safety Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Purchase considerations	₩ 27,544	₩ 27,570